Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	106 Months Ended		120 Months Ended
		Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025		Jul. 31, 2025
C000020964 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Green Century Balanced Fund (Individual Investor Class/GCBLX)
Average Annual Return, Percent		4.64%	6.88%			6.68%
C000225233 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Green Century Balanced Fund (Institutional Class/GCBUX)
Average Annual Return, Percent		4.94%	7.18%			6.83%
C000020965 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Green Century Equity Fund (Individual Investor Class/GCEQX)
Average Annual Return, Percent		14.36%	14.27%			12.90%
C000202490 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Green Century Equity Fund (Institutional Class/GCEUX)
Average Annual Return, Percent		14.71%	14.62%			13.14%
C000173338 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Green Century MSCI International Index Fund (Individual Investor Class/GCINX)
Average Annual Return, Percent		4.96%	6.51%	6.14%	[1]
C000173337 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Green Century MSCI International Index Fund (Institutional Class/GCIFX)
Average Annual Return, Percent		5.24%	6.83%	6.44%	[2]
S And P 500 Index Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index Benchmark
Average Annual Return, Percent	[3],[4]	16.33%	15.88%			13.66%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[5]	16.33%	15.88%			13.66%
MSCI World ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index
Average Annual Return, Percent	[6]	13.70%	10.65%	7.94%	[1]
Custom Balanced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Custom Balanced Index
Average Annual Return, Percent	[7],[8]	10.99%	9.61%			8.93%

[1]	Inception Date September 30, 2016
[2]	Inception Date September 30, 2016
[3]	The Regulatory Index is provided as a broad measure of market performance.
[4]	The S&P 500 Index is an unmanaged index of 500 stocks
[5]	The S&P 500 Index is an unmanaged index of 500 stocks
[6]	The MSCI World EX USA Index is a custom index calculated by MSCI Inc. The index includes large and mid-cap stocks across 22 of 23 Developed Markets countries and excludes the United States
[7]	The Custom Balanced Index is comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the BofA Merrill Lynch 1-10 Year US Corporate & Government Index
[8]	The Performance Index is provided because the advisor believes it is more reflective of the fund’s investment strategy. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost.